Debt Securities at Fair Value Through Profit or Loss - Additional Information (Details) $ in Thousands	1 Months Ended
Mar. 31, 2023 ARS ($)
Swap contract [member]
Statement [Line Items]
Gains on change in fair value of derivatives	$ 675,939